Securities trading and intermediation (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Summary of Securities Trading and Intermediation Assets and Liabilities
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2020	2019

Cash and settlement records	18,128	13,823
Debtors pending settlement	847,620	499,325
Other	241,303	10,465
(-) Expected losses on Securities trading and intermediation (a)	(55,485)	(18,630)
Total Assets	1,051,566	504,983

Cash and settlement records	59,712	474,759
Creditors pending settlement	20,243,409	8,639,787
Total Liabilities	20,303,121	9,114,546

(a)	The reconciliation of gross carrying amount and the expected loss segregate by stage according with IFRS 9 were demonstrated in Note 14.